Provisions - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended			28 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2006	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Tax credit	R$ 148,000	R$ 164,000
Provision	1,000	1,000
Amount of contingency	368,000	276,000
Estimated probable contingent amount	R$ 24,000	23,000
Indemnity of employees, paid			R$ 178,000
Social security contribution amount			R$ 122,000
Shareholding transaction description	The federal tax authority issued a tax assessment against CEMIG as a jointly responsible party with its jointly controlled entity Parati S.A. Participações em Ativos de Energia Elétrica (Parati), relating to withholding income tax (Imposto de Renda Retido na Fonte, or IRRF) allegedly applicable to returns paid by reason of a capital gain in a shareholding transaction relating to the purchase by Parati, and sale, by Enlighted, at July 7, 2011, of 100.00% of the equity interests in Luce LLC (a company with head office in Delaware, USA), holder of 75.00% of the shares in the Luce Brasil equity investment fund (FIP Luce), which was indirect holder, through Luce Empreendimentos e Participações S.A., of 13.03% of the total and voting shares of Light S.A. (Light).
Energy billing dispute, refund amount	R$ 234,000
Administrative penalty, amount	26,000
Interest on Equity [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	74,000	67,000
Deposit amount	82,000	68,000
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	1,795,000	1,613,000
Estimated probable contingent amount	432,000	415,000
Customers Claims [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	287,000	272,000
Estimated probable contingent amount	45,000	41,000
Other Civil Proceedings [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	653,000	573,000
Estimated probable contingent amount	40,000	36,000
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	589,000	323,000
Estimated probable contingent amount	26,000	25,000
Public Lighting Contribution (CIP) [member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	1,582,000				R$ 1,433,000
Accounting Of Energy Sale Transactions In The Electricity Trading Chamber (CCEE) [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	594,000	507,000
Tariff Increases [member]
IfrsStatementLineItems [Line Items]
Provision	26,000	22,000
Amount of contingency	66,000	53,000
Environmental Claims [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	149,000	137,000
Other legal Actions [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	7,000
Estimated probable contingent amount	13,000	6,000
Estimate contigent liability amount	511,000	434,000
Deposit amount	38,000
Luz Para Todos' Program [member]
IfrsStatementLineItems [Line Items]
Estimated probable contingent amount	154	141
Estimate contigent liability amount	515,000	470,000
Contractual Imbalance [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	246,000	223,000
IPTU [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	186,000	94,000
Estimated probable contingent amount	2,000	4,000
Social Security Contributions on Income Sharing Payments [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	1,789,000	1,640,000
Estimated probable contingent amount	1,449,000	1,311,000
Indemnity of Employees Future Benefit [Member]
IfrsStatementLineItems [Line Items]
Provision	142,000	136,000
Amount of contingency	319,000	305,000
Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	148,000	125,000
Income Tax Withheld on Capital Gain in a Shareholding Transaction [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	274,000	256,000
CSLL [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	587,000	517,000
ICMS [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	223,000	182,000
Infraction notices, amount				R$ 357,000
Infraction notices, principal amount				124,000
Infraction notices, penalty payments				201,000
Infraction notices, interest amount				R$ 32,000
Pasep and Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	200,000	180,000
Power Supply Outages [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	103,000
Administrative Penalty [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	132,000	108,000
Application to Override Corporate Identity [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	127,000	103,000
Clearance of Residential Occupation under High Voltage Lines [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	130,000	R$ 25,000
Volta do Rio Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	R$ 174,000